Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, plant and equipment
The composition and movements in 2021 and 2020 of the items comprising net "Property, plant and equipment" were as follows:

2021
Millions of euros	Balance at 12/31/2020	Additions (1)	Depreciation	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Business Sale	Balance at 12/31/2021
Land and buildings	2,829	22	(241)	(37)	(2)	141	31	2	(85)	2,660
Plant and machinery	18,676	1,249	(3,893)	(11)	—	1,780	236	12	(297)	17,752
Furniture, tools and other items	623	90	(226)	—	—	56	8	1	—	552
PP&E in progress	1,641	2,519	—	(18)	(3)	(2,393)	16	—	(1)	1,761
Total PP&E	23,769	3,880	(4,360)	(66)	(5)	(416)	291	15	(383)	22,725
(1) Total additions of property, plant and equipment in 2021 amounted to 4,286 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/2020
Land and buildings	3,603	33	(325)	(6)	1	(248)	(229)	2,829
Plant and machinery	25,006	981	(4,387)	(85)	(271)	(59)	(2,509)	18,676
Furniture, tools and other items	1,248	93	(310)	(3)	(2)	(287)	(116)	623
PP&E in progress	2,371	2,984	—	(5)	(3)	(3,445)	(261)	1,641
Total PP&E	32,228	4,091	(5,022)	(99)	(275)	(4,039)	(3,115)	23,769
(1) Total additions of property, plant and equipment in 2020 amounted to 4,595 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 2).
Investment by Telefónica Spain in property plant and equipment in 2021 and 2020 amounted to 1,155 and 1,135 million euros, respectively. The rapid deployment of fiber continues, exceeding 26 million premises passed by year-end 2021 in Telefónica Spain, as well as the development of the 5G network reaching 81% population coverage at the end of the year.

Investment by Telefónica United Kingdom in property, plant and equipment in 2021, until the closing of the transaction (see Note 2), amounted to 366 million euros.

Investment by Telefónica United Kingdom in property, plant and equipment in 2020 amounted to 737 million euros (253 million euros until the date of reclassification as "Non-current assets and disposal groups held for sale", see note 2).

Investment by Telefónica Germany in property, plant and equipment in 2021 and 2020 amounted to 913 and 814 million euros, respectively. The company accelerated 3G network switch off and continued improving 4G/5G networks. 5G network is active in more than 200 cities, achieving a coverage of 30% by year-end 2021.

Investment by Telefónica Brazil in property, plant and equipment in 2021 and 2020 amounted to 1,049 and 1,048 million euros, respectively. The investment was mainly dedicated to extending the coverage and capacity of 4G mobile networks, with a population coverage of 93%, and the improvement of network quality and deployment of the FTTH network in the fixed business, exceeding 19.5 million premises passed.
Investment by Telefónica Hispam in property, plant and equipment in 2021 and 2020 amounted to 680 and 684 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of 4G networks, the launch of 5G in Chile and ultra-broadband fixed capabilities. The simplification and digitization of processes continues to be one of the main investment focuses outside of the resources allocated to the network.
In 2021, there was an increase in the depreciation of property, plant and equipment amounting to 47 million euros (204 million euros in 2020) due to the reduction in the useful lives of certain assets of Telefónica México as a result of the transformation of the operating model announced in November 2019.
"Impairments" in 2020 corresponding to "Plant and machinery" included an impairment loss of Telefónica Argentina, amounted to 269 million euros (see Note 7).
"Transfers and others" in 2021 includes the reclassification of property, plant and equipment of Telefónica El Salvador and fiber optic assets of Telefónica Colombia amounting to 70 and 53 million euros respectively, to "Non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
"Transfers and others" in 2020 included the reclassification of property, plant and equipment of Telefónica United Kingdom and the telecommunications towers division of Telxius amounting to 3,290 and 766 million euros respectively, to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"Inclusion of companies" in 2021 mainly corresponds to the inclusion of Cancom Ltd in the consolidation perimeter (see Note 5) amounting to 15 million euros.
“Business sale” in 2021 mainly corresponds to the sales of InfraCo, SpA and the second phase of the sale of towers by Telefonica Germany (see Note 2) amounting to 158 and 126 million euros, respectively, and the assets associated to Fibrasil following the Caisse de dépôt et placement du Québec (CDPQ) agreement and the sale of two data center in Spain after the agreement with Nabiax (see Note 10) for a total amount of 36 and 63 million euros, respectively.
The result of the translation to euros of property, plant and equipment by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a) are shown in the column "Translation differences and hyperinflation adjustments".
Telefónica Group companies purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. Additionally, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 26.
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2021 and 2020 were as follows:

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,624	(5,905)	(59)	2,660
Plant and machinery	86,779	(68,713)	(314)	17,752
Furniture, tools and other items	4,697	(4,133)	(12)	552
PP&E in progress	1,774	—	(13)	1,761
Total PP&E	101,874	(78,751)	(398)	22,725

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,735	(5,861)	(45)	2,829
Plant and machinery	85,230	(66,289)	(265)	18,676
Furniture, tools and other items	4,573	(3,938)	(12)	623
PP&E in progress	1,654	—	(13)	1,641
Total PP&E	100,192	(76,088)	(335)	23,769